EQUITY TRANSACTIONS (Details Narrative) - USD ($)								1 Months Ended											3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 15, 2019	Feb. 11, 2019	Jul. 10, 2018	Apr. 10, 2018	Mar. 14, 2018	Mar. 06, 2018	Mar. 02, 2016	Apr. 17, 2019	Mar. 18, 2019	Nov. 16, 2018	Apr. 30, 2018	Feb. 28, 2018	Apr. 30, 2017	Dec. 31, 2016	Jul. 31, 2016	May 16, 2016	Jan. 31, 2016	Oct. 28, 2015	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2016	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 14, 2017
Common stock, shares par value																			$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized																			900,000,000			900,000,000	900,000,000	900,000,000
Common stock, shares issued																			774,052,603			774,052,603	763,967,603	541,965,449
Common stock, shares outstanding																			774,052,603			774,052,603	763,967,603	541,965,449	148,603,365
Number of restricted common stock issued, shares						55,000,000															120,000,000		64,860,346	160,000,000
Number of shares converted						55,000
Fair market value of share						$ 0.016
Proceeds from restricted common stock issued						$ 880,000
Number of common stock cancelled															120,000,000
Shares issued for subscription, value																			$ (157,500)	$ (318,500)			$ (290,100)	$ (136,000)
Gone Green Agreement
Fair market value of share							$ 0.025									$ 0.0036		$ 0.015
Stock issued							40,000,000									50,000,000		30,000,000
Value of stock issued							$ 1,000,000									$ 180,000		$ 450,000
Number of common stock cancelled											120,000,000
Thornburg Subscription Agreement [Member]
Share Price					$ 0.173
Shares issued for subscription, shares					20,000,000								29,866,668
Shares issued for subscription, value													$ 75,000
Matthew Nicoletti [Member]
Number of shares converted		55,000,000								45,000,000
Number of stock issued		55,000								45,000
Fair market value of share		$ 0.0939840	$ 0.0122	$ 0.0124						$ 0.0939
Stock issued			110,000	106,000
Value of stock issued		$ 5,169,120	$ 111,926	$ 106,000						$ 4,225,500
Quantum [Member]
Number of shares converted	106,000,000							52,000,000	58,000,000
Number of stock issued	106,000							52,000	58,000
Fair market value of share	$ 0.1081							$ 0.076	$ 0.0785
Stock issued	11,458,600
Value of stock issued								$ 3,952,000	$ 4,524,000
Joseph Thornburg [Member]
Common stock, shares outstanding													20,000,000
Value of stock issued												$ 25,000
Number of common stock cancelled												8,000,000
Convertible note payable												$ 25,000					$ 75,000
Debt conversion, converted instrument, shares issued														24,000,000			8,000,000
Series A Preferred Stock [Member]
Preferred stock, shares par value																			$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																			4,000,000			4,000,000	4,000,000	4,000,000
Preferred stock, shares issued																			4,000,000			4,000,000	4,000,000	4,000,000
Preferred stock, shares outstanding																			4,000,000			4,000,000	4,000,000	4,000,000
Series B Preferred Stock [Member]
Preferred stock, shares par value																			$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																			1,200,000			1,200,000	1,200,000	1,200,000
Preferred stock, shares issued																			488,000			488,000	488,000	1,138,000
Preferred stock, shares outstanding																			488,000			488,000	488,000	1,138,000
Number of shares converted																							1,000
Series C Preferred Stock [Member]
Preferred stock, shares par value																			$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																			3,300,000			3,300,000	3,300,000	3,300,000
Preferred stock, shares issued																			0			0	0	271,000
Preferred stock, shares outstanding																			0			0	0	271,000
Number of shares converted																						1,000	1,000
Series D Preferred Stock [Member]
Preferred stock, shares par value																			$ 0.00001			$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized																			500,000			500,000	500,000	500,000
Preferred stock, shares issued																			500,000			500,000	500,000	500,000
Preferred stock, shares outstanding																			500,000			500,000	500,000	500,000
Number of shares converted																						1,000	1,000